UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-6525

CALVERT MUNICIPAL FUND, INC.

(Exact name of registrant as specified in charter)

4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)

William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (301) 951-4800

Date of fiscal year end: December 31

Date of reporting period: Fiscal quarter ended September 30, 2004

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Item 1. Schedule of Investments.

CALVERT CALIFORNIA LIMITED-TERM MUNICIPAL FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004
	PRINCIPAL
MUNICIPAL OBLIGATIONS - 98.9%	AMOUNT	VALUE
California - 94.4%
ABAG Finance Authority For Nonprofit Corps. Adjustable COPs, 1.73%, 2/1/25 (r)	$1,100,000	$1,100,000
California State Department of Transportation Revenue Bonds, 3.00%, 2/1/06	1,000,000	1,017,220
California State Department of Water Resources Revenue Bonds:
5.50%, 5/1/08	1,325,000	1,457,487
6.00%, 12/1/10 (Prerefunded)	430,000	505,744
6.00%, 12/1/10 (Unrefunded Balance)	570,000	663,885
California State Economic Recovery Revenue Bonds, 5.00%, 7/1/23 (mandatory put, 7/1/07 @ 100) (r)	1,000,000	1,077,500
California State GO SAVR, 1.95%, 5/1/33 (r)	1,000,000	999,980
California State of California GO Bonds, 5.00%, 3/1/07	1,000,000	1,065,950
California State Public Works Lease Revenue Bonds, 5.00%, 6/1/07	1,000,000	1,069,650
California State Rural Single Family Homes Mortgage Finance Authority Revenue VRDN, 1.25%, 12/1/06 (r)	755,000	755,000
California Statewide Communities Development Authority Revenue COPs, 6.00%, 6/1/08	1,000,000	1,127,680
California Statewide Communities Development Authority Revenue VRDN, 1.76%, 8/1/39 (r)	1,000,000	1,000,000
Central California Unified School District COPs, 2.00%, 2/1/24 (mandatory put, 2/1/06 @ 100) (r)	1,000,000	1,000,660
Freemont California COPs, 1.70%, 8/1/25 (mandatory put, 8/1/05 @ 100) (r)	1,000,000	999,670
Gardena California Financing Agency Revenue VRDN, 4.50%, 9/1/11 (r)	2,110,000	2,110,000
Los Angeles California MFH Revenue Bonds, 5.85%, 12/1/27 (mandatory put, 12/1/07 @ 100)	970,000	1,016,725
Metropolitan Water District of Southern California Revenue VRDN, 1.80%, 7/1/36 (r)	350,000	350,000
Natomas California Unified School District COPs, 2.50%, 2/1/28 (mandatory put, 2/1/05 @ 100) (r)	1,000,000	1,000,680
San Francisco City and County California Redevelopment Agency MFH Revenue VRDN, 1.51%, 10/1/10 (r)	500,000	500,000
Southern California Rapid Transit District Special Assessment Bonds, 5.90%, 9/1/07	1,000,000	1,106,920
Victorville California MFH Revenue VRDN, 1.80%, 12/1/15 (r)	1,000,000	1,000,000

Other - 4.5%
Puerto Rico Commonwealth Electric Power Authority GO VRDN, 1.70%, 7/1/22 (r)	1,000,000	1,000,000

TOTAL INVESTMENTS (Cost $21,593,347) - 98.9%		21,924,751
Other assets and liabilities, net - 1.1%		242,660
Net Assets - 100%		$22,167,411

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

Abbreviations:
COPs: Certificates of Participation
GO: General Obligation
MFH: Multi-Family Housing
SAVR: Select Auction Variable Rate
VRDN: Variable Rate Demand Note

This Schedule of Investments is unaudited and is intended to provide information about the Fund's portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund's most recent annual or semi-annual shareholder report.

CALVERT NATIONAL MUNICIPAL INTERMEDIATE FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004
	PRINCIPAL
MUNICIPAL OBLIGATIONS - 97.5%	AMOUNT	VALUE
Alabama - 1.7%
Homewood Alabama Educational Building Authority Revenue Bonds, 5.25%, 12/1/15	$1,220,000	$1,363,216

Alaska - 2.7%
Alaska State Industrial Development and Export Authority Revenue Bonds, 5.70%, 4/1/11	2,000,000	2,175,540

Arkansas - 1.2%
Greene County Arkansas Sales and Use Tax Revenue Bonds, 4.75%, 6/1/11	890,000	972,895

California - 1.5%
Alameda-Contra Costa California Schools Financing Authority COPs, 1.83%, 8/1/24 (r)	200,000	200,000
California State SAVR GO Bonds, 1.95%, 5/1/33 (r)	1,000,000	999,980

Colorado - 2.6%
Lakewood City Colorado Plaza Metropolitan District Public Number 1 Tax Allocation and Revenue Bonds, 7.375%, 12/1/13	2,000,000	2,078,620

Delaware - 1.2%
Delaware State Economic Development Authority Revenue VRDN, 2.05%, 10/1/17 (r)	1,000,000	1,000,000

Florida - 6.6%
Dade County Florida Avaiation Revenue Bonds, 5.375%, 10/1/09	1,685,000	1,823,103
Dade County Florida Education Facilities Authority Revenue Bonds, 6.00%, 4/1/08	1,000,000	1,118,470
Florida State Ports Financing Commission Revenue Bonds, 5.50%, 10/1/10	1,840,000	2,019,418
Port St. Lucie Florida Special Tax Assessment Revenue Bonds, 5.00%, 9/1/12	375,000	415,324

Georgia - 4.2%
Fulton County Georgia School District GO Bonds, 5.25%, 1/1/12	1,000,000	1,126,880
George L Smith II Congress Center Authority Revenue Bonds, 6.00%, 7/1/09	2,000,000	2,261,920

Illinois - 4.1%
Chicago Illinois Tax Allocation Bonds, 6.25%, 11/15/13	1,500,000	1,673,400
Illinois State Educational Facilities Authority Revenue Bonds, 5.20%, 12/1/19	1,500,000	1,628,580

Maryland - 0.4%
Cecil County Maryland Health Department COPs, 7.875%, 7/1/14	336,000	338,137

Massachusetts - 0.6%
Massachusetts State Health and Educational Facilities Authority Revenue Bonds, 5.40%, 12/1/23	480,000	495,701

Michigan - 1.9%
Michigan State Building Authority Revenue Bonds, 5.50%, 10/15/08	1,000,000	1,112,270
Michigan State Higher Education Facilities Authority Revenue Bonds, 7.00%, 11/1/05	420,000	430,185

Missouri - 3.4%
St. Louis County Missouri Convention and Sports Facility Revenue Bonds, 5.25%, 8/15/10	2,000,000	2,234,720
St. Louis Missouri Airport Revenue Bonds, 5.50%, 7/1/10	465,000	513,053

New Jersey - 11.4%
Camden County New Jersey Improvement Authority Revenue Bonds, 5.25%, 9/1/13	1,000,000	1,129,460
Mercer County New Jersey Improvement Authority Revenue Bonds, 5.00%, 12/15/14	1,000,000	1,104,720
New Jersey State Transit Corporation Revenue Bonds, 5.50%, 9/15/12	2,000,000	2,278,560
New Jersey State Transportation Authority Revenue Bonds:
6.50%, 6/15/11 (Series B, Prerefunded)	745,000	894,313
6.50%, 6/15/11 (Series B, Unrefunded Balance)	1,255,000	1,495,998
New Jersey State Turnpike Authority Revenue Bonds, 6.00%, 1/1/13	2,000,000	2,361,880

New York - 10.5%
New York City New York GO Bonds:
5.75%, 8/1/11	1,660,000	1,892,400
5.35%, 8/1/12	1,000,000	1,103,780
New York State Local Government Assistance Corp. Revenue Bonds, 6.00%, 4/1/14	1,000,000	1,184,450
New York State Thruway Authority Service Contract Revenue Bonds, 5.25%, 4/1/10	1,345,000	1,467,408
New York State Urban Development Corp. Revenue Bonds, 5.25%, 1/1/14	2,500,000	2,830,450
Westchester County New York IDA Civic Facility Revenue Bonds, 6.25%, 4/1/05	75,000	75,847

Oklahoma - 6.5%
Citizen Potawatomi Nation Oklahoma Revenue Bonds, 5.75%, 9/1/11	2,205,000	2,226,168
Oklahoma State Industries Authority Revenue Bonds, 5.50%, 8/15/09	2,760,000	3,078,752

Pennsylvania - 8.8%
Allegheny County Pennsylvania Airport Authority Revenue Bonds, 5.75%, 1/1/09	2,000,000	2,192,820
Ridley Park Pennsylvania Hospital Authority Revenue Bonds, 6.00%, 12/1/13	1,000,000	1,139,220
South Wayne County Pennsylvania Water and Sewer Authority Revenue Bonds:
5.95%, 10/15/10	670,000	763,492
5.95%, 10/15/11	730,000	836,587
5.95%, 10/15/12	285,000	328,497
York County Pennsylvania Solid Waste and Refuse Authority Revenue Bonds, 5.50%, 12/1/12	1,655,000	1,895,670

Puerto Rico - 1.5%
Puerto Rico Commonwealth Highway and Transportation Authority Revenue Bonds, 6.25%, 7/1/13	1,000,000	1,214,980

South Carolina - 7.1%
Charleston County South Carolina Resource Recovery Revenue Bonds, 5.25%, 1/1/10	2,415,000	2,642,735
Greenville South Carolina Hospital System Facilities Revenue Bonds, 5.25%, 5/1/14	1,000,000	1,112,860
Piedmont South Carolina Municipal Power Agency VRDN, 1.70%, 1/1/34 (r)	1,000,000	1,000,000
South Carolina State Jobs-Economic Development Authority Health Revenue Bonds, 6.50%, 10/1/04	1,000,000	999,980

Tennessee - 3.2%
Knox County Tennessee Health Educational and Housing Facilities Revenue Bonds, 7.25%, 1/1/09	1,250,000	1,469,013
Memphis-Shelby County Tennessee Airport Authority Revenue Bonds, 6.25%, 2/15/09	1,000,000	1,128,780

Texas - 11.5%
Amarillo Texas Health Facilities Corp. Revenue Bonds, 5.50%, 1/1/12	2,710,000	3,058,072
Bexar County Texas State Revenue Bonds, 5.75%, 8/15/11	2,000,000	2,271,440
Houston Texas Hotel Occupancy Tax and Special Revenue Bonds, 5.75%, 9/1/12	2,100,000	2,393,202
North Forest Texas Independent School District GO Bonds, 6.25%, 8/15/16	1,500,000	1,565,955

Virginia - 2.2%
Chesterfield County Virginia IDA Pollution Control Revenue Bonds, 5.875%, 6/1/17	750,000	830,332
Virginia Pocahontas Parkway Association Revenue Bonds, Zero Coupon, 8/15/06	1,150,000	986,470

Washington - 1.5%
Skagit County Washington Public Hospital District No. 1 Revenue Bonds, 5.75%, 12/1/11	1,050,000	1,173,133

West Virginia - 1.2%
West Virginia State Economic Development Authority Commercial Revenue Bonds, 8.00%, 4/1/25	1,000,000	974,990

TOTAL INVESTMENTS (Cost $75,648,792) - 97.5%		79,083,826
Other assets and liabilities, net - 2.5%		2,034,791
Net Assets - 100%		$81,118,617

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Abbreviations:
COPs: Certificates of Participation
GO: General Obligation
IDA: Industrial Development Authority
SAVR: Select Auction Variable Rate
VRDN: Variable Rate Demand Note

			UNDERLYING	UNREALIZED
	# OF	EXPIRATION	FACE AMOUNT	APPRECIATION
FUTURES	CONTRACTS	DATE	AT VALUE	(DEPRECIATION)
Sold:
5 Year U.S. Treasury Notes	103	12/04	$11,407,250	($9,161)

This Schedule of Investments is unaudited and is intended to provide information about the Fund's portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund's most recent annual or semi-annual shareholder report.

NOTE A -- SIGNIFICANT ACCOUNTING POLICIES

General: The Calvert Municipal Fund, Inc. is comprised of a municipal intermediate portfolio (National) and a municipal short-term portfolio (California). Each of the Portfolios, collectively the "Fund," is registered under the Investment Company Act of 1940 as a nondiversified open-end management investment company. The operations of each Portfolio are accounted for separately. Class A shares are sold with a maximum front-end sales charge of 2.75% and 1.00% for National and California, respectively.

During 2003, the Board of Directors ("Board") approved the conversion of the Calvert California Municipal Intermediate Portfolio from an intermediate-term California municipal portfolio to a short-term California municipal portfolio. In this regard, the Board approved a resolution to change the average dollar-weighted maturity of the Portfolio from between three and ten years to three years or less. The transition to the shortened average dollarweighted maturity was to be completed by December 31, 2003. Effective December 31, 2003, the name of the Portfolio changed to the Calvert California Limited-Term Municipal Fund. Also effective December 31, 2003, the Portfolio reduced the maximum front-end sales charge from 2.75% to 1.00% and the Advisor agreed to limit net annual fund operating expenses to .90%.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time), and at such other times as may be necessary or appropriate. Municipal securities are valued utilizing the average of bid prices or at bid prices based on a matrix system (which considers such factors as security prices, yields, maturities and ratings) furnished by dealers through an independent pricing service. Short-term notes are stated at amortized cost, which approximates fair value. Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. Other securities for which market quotations are not available or deemed inappropriate are fair valued in good faith under the direction of the Board of Directors.

In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. At September 30, 2004, no securities were fair valued under the direction of the Board of Directors.

Futures Contracts: The Fund may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund's ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts' terms.

Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.

Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income are paid monthly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Redemption Fees: Effective February 1, 2004, the Portfolios began to charge a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase (National) or five days of purchase (California) in the same Portfolio. The redemption fee is paid to the Portfolio, and is intended to discourage market-timers by ensuring that short-term trading costs are borne by the investors making the transactions and not the shareholders already in the Portfolio.

Expense Offset Arrangements: The Fund has an arrangement with its custodian bank whereby the custodian's and transfer agent's fees may be paid indirectly by credits earned on the Fund's cash on deposit with the bank. Such a deposit arrangement is an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Item 2. Controls and Procedures.

(a) The principal executive and financial officers concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.

(b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).

Filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT MUNICIPAL FUND, INC.

By: /s/ Barbara Krumsiek
 Barbara Krumsiek
President -- Principal Executive Officer

Date: November 24, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Barbara Krumsiek
 Barbara Krumsiek
President -- Principal Executive Officer

Date: November 24, 2004

/s/ Ronald Wolfsheimer
 Ronald Wolfsheimer
Treasurer -- Principal Financial Officer

Date: November 24, 2004

EX-99.CERT

Certification Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

I, Barbara Krumsiek, certify that:

1. I have reviewed this report on Form N-Q of Calvert Municipal Fund, Inc.;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly represent in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

(a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(c) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

(a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

(b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: November 24, 2004

/s/ Barbara Krumsiek
Barbara Krumsiek
President -- Principal Executive Officer

EX-99.CERT

Certification Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

I, Ronald Wolfsheimer, certify that:

1. I have reviewed this report on Form N-Q of Calvert Municipal Fund, Inc.;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly represent in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

(a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(c) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

(a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

(b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: November 24, 2004

/s/ Ronald Wolfsheimer
Ronald Wolfsheimer
Treasurer -- Principal Financial Officer